Morrison Warren Partner	Chapman and Cutler llp 320 South Canal Street Chicago, IL 60606 T 312.845.3484 warren @chapman.com

November 15, 2024

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:     Roundhill ETF Trust
(Registration Nos. 333-273052 and 811-23887)

Ladies and Gentlemen:

On behalf of Roundhill ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 119 and under the Investment Company Act of 1940, as amended, and Amendment No. 121 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to Roundhill Physical Uranium ETF (formerly, Roundhill Daily 2X Inverse Magnificent Seven ETF), a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act. Prior the changes to the Fund effectuated pursuant to this Amendment, the Fund (as Roundhill Daily 2X Inverse Magnificent Seven ETF) went effective on Post-Effective Amendment No. 47 to the registration statement. However, the Fund never launched and no shares were ever sold.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison Warren
Morrison Warren

Enclosures

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